Goodwill And Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In The Carrying Amount Of Goodwill

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period
Goodwill	¥2,122,054	¥2,103,948
Accumulated impairment losses	(1,740,556)	(1,740,556)

	381,498	363,392

Goodwill acquired during the six months	8,068	—
Foreign currency translation adjustments and other	(8,801)	(2,620)

Balance at end of period
Goodwill	2,121,321	2,101,328
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥380,765	¥360,772

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets

	March 31, 2011	September 30, 2011
	(in millions)
Intangible assets subject to amortization:
Software	¥534,462	¥526,007
Core deposit intangibles	255,208	233,604
Customer relationships	94,235	112,160
Trade names	41,370	40,250
Other	1,525	1,386

Total	926,800	913,407
Intangible assets not subject to amortization:
Indefinite-lived customer relationships	42,224	—
Indefinite-lived trade names	4,459	4,459
Other	18,038	9,730

Total	64,721	14,189

Total	¥991,521	¥927,596